Share-Based Payments (Details)	12 Months Ended
Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility (%)	20.70%
Dividend yield (%)	2.30%
Risk-free interest rate (%)	1.90%
Expected life of stock option (years)	5 years 10 months 24 days